INCOME TAX - Deferred tax assets and liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of income tax [Abstract]
Gross deferred tax assets		$ 1,863,249	$ 1,520,787
Gross deferred tax liabilities		(3,682,853)	(3,078,207)
Gross deferred tax liability (asset)		(1,819,604)	(1,557,420)
Deferred tax assets, offset		(1,521,911)	(1,381,364)
Deferred tax liabilites, offset		1,521,911	1,381,364
Deferred tax assets	$ 105.0	341,338	139,423	[2]
Deferred tax liability	$ (665.0)	(2,160,942)	(1,696,843)	[2]
Net		$ (1,819,604)	$ (1,557,420)		$ (1,051,847)	$ (301,971)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.